UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: May 31, 2026

Item 1. Report to Stockholders.

(a)

Sparkline Intangible Value ETF Ticker: ITAN Listed on: NYSE Arca, Inc.	May 31, 2026 Annual Shareholder Report https://etf.sparklinecapital.com/itan/

This annual shareholder report contains important information about the Sparkline Intangible Value ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://etf.sparklinecapital.com/itan/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$60	0.50%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (6/28/2021)
Sparkline Intangible Value ETF - NAV	40.21%	12.52%
Solactive GBS United States 1000 Index (net total return)	28.99%	12.52%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties.

Visit https://etf.sparklinecapital.com/itan/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, ITAN returned 40.21% (on a NAV basis). This marked a strong year of performance, as the Fund’s focus on innovative firms with robust intangible assets continued to generate positive returns.

ITAN also outperformed in relative terms, with its 40.21% return exceeding the 28.99% return of the Solactive GBS United States 1000 Net Total Return Index by 11.22%. Outperformance was primarily fueled by strong security selection. For example, ITAN achieved this outperformance despite significantly lower exposure to AI infrastructure stocks, such as the Magnificent 7*, which the Fund has been rotating out of due to rising valuations and capital intensity.

* Amazon, Meta, Alphabet, Nvidia, Tesla, Microsoft, and Apple.

Annual Shareholder Report: May 31, 2026

Sparkline Intangible Value ETF Ticker: ITAN Listed on: NYSE Arca, Inc.	May 31, 2026 Annual Shareholder Report https://etf.sparklinecapital.com/itan/

KEY FUND STATISTICS (as of Period End)
Net Assets	$89,619,549	Portfolio Turnover Rate*	43%
# of Portfolio Holdings	159	Fund Advisory Fees	$305,912
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	30.1%
Health Care	15.8%
Industrials	15.2%
Communication Services	13.9%
Consumer Discretionary	13.3%
Financials	5.1%
Consumer Staples	3.5%
Materials	1.5%
Energy	0.8%
Real Estate	0.3%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Amazon.com, Inc.	4.7%
Intel Corp.	2.7%
Cisco Systems, Inc.	2.3%
International Business Machines Corp.	2.2%
Dell Technologies, Inc.	2.2%
QUALCOMM, Inc.	2.2%
Alphabet, Inc. - Class A	1.9%
Alphabet, Inc. - Class C	1.9%
Merck & Co, Inc.	1.6%
AT&T, Inc.	1.4%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://etf.sparklinecapital.com/itan/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: May 31, 2026

Sparkline International Intangible Value ETF Ticker: DTAN Listed on: NYSE Arca, Inc.	May 31, 2026 Annual Shareholder Report https://etf.sparklinecapital.com/dtan/

This annual shareholder report contains important information about the Sparkline International Intangible Value ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026 (the “Period). You can find additional information about the Fund at https://etf.sparklinecapital.com/dtan/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$61	0.55%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (9/9/24)
Sparkline International Intangible Value ETF - NAV	20.07%	20.32%
Solactive GBS Global Markets All Cap USD Total Return Index	31.05%	23.62%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://etf.sparklinecapital.com/dtan/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, DTAN returned 20.07% (on a NAV basis). This strong performance was driven by a resilient global stock market that largely shrugged off geopolitical risks, most notably in Iran.

Despite robust absolute returns, DTAN underperformed the Solactive GBS Global Markets All Cap USD Index, which returned 31.05%. This was primarily driven by DTAN’s focus on non-U.S. developed market stocks, which underperformed both U.S. and emerging market stocks, due mostly to their relative lack of AI infrastructure exposure. A secondary driver was DTAN’s underweight to non-U.S. developed market financial stocks, which surged despite scoring poorly on many intangible metrics. Despite these sector headwinds, DTAN actually produced strong security selection alpha, with the Fund’s holdings outperforming their respective sectors.

Annual Shareholder Report: May 31, 2026

Sparkline International Intangible Value ETF Ticker: DTAN Listed on: NYSE Arca, Inc.	May 31, 2026 Annual Shareholder Report https://etf.sparklinecapital.com/dtan/

KEY FUND STATISTICS (as of Period End)
Net Assets	$22,353,127	Portfolio Turnover Rate*	46%
# of Portfolio Holdings	120	Fund Advisory Fees	$85,102
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
Japan	20.7%
Germany	19.7%
France	11.7%
United Kingdom	11.5%
Switzerland	8.8%
Netherlands	7.0%
Canada	4.4%
Sweden	4.0%
Denmark	2.2%
China	1.7%

TOP 10 HOLDINGS (as a % of Net Assets)
Roche Holding AG	3.4%
Novartis AG	3.2%
L'Oreal SA	2.8%
Siemens AG	2.7%
Toyota Motor Corp.	2.6%
Shell PLC	2.5%
AstraZeneca PLC	2.5%
Hitachi Ltd	2.3%
Sanofi SA	2.2%
Sony Group Corp.	2.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://etf.sparklinecapital.com/dtan/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: May 31, 2026

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	ITAN		DTAN
	FYE 05/31/2026	FYE 05/31/2025	FYE 05/31/2026	FYE 05/31/2025
(a) Audit Fees	$8,750	$8,750	$8,750	$7,250
(b) Audit-Related Fees	N/A	N/A	N/A	N/A
(c) Tax Fees	$2,250	$2,250	$2,250	$1,750
(d) All Other Fees	N/A	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 13.9%
Alternative Carriers - 0.4%
Lumen Technologies, Inc. (a)	30,275	$332,722

Broadcasting - 0.5%
Nexstar Media Group, Inc.	948	169,152
Paramount Skydance Corp.	25,846	274,226
		443,378
Cable & Satellite - 0.8%
Charter Communications, Inc. - Class A (a)	2,922	420,914
Sirius XM Holdings, Inc.	9,451	278,994
		699,908
Integrated Telecommunication Services - 3.6%
AT&T, Inc.	51,332	1,273,033
Comcast Corp. - Class A	30,493	758,361
Verizon Communications, Inc.	25,348	1,211,888
		3,243,282
Interactive Media & Services - 4.7%
Alphabet, Inc. - Class A	4,457	1,695,175
Alphabet, Inc. - Class C	4,485	1,688,289
Match Group, Inc.	6,747	243,769
Pinterest, Inc. - Class A (a)	13,657	273,823
Snap, Inc. - Class A (a)	54,230	309,653
		4,210,709
Movies & Entertainment - 2.5%
Roku, Inc. (a)	2,699	351,356
Walt Disney Co.	11,223	1,142,838
Warner Bros Discovery, Inc. (a)	29,793	804,709
		2,298,903
Publishing - 0.3%
News Corp. - Class A	10,759	280,810

Wireless Telecommunication Services - 1.1%
T-Mobile US, Inc.	5,168	969,155
Total Communication Services		12,478,867

Consumer Discretionary - 13.3%
Apparel Retail - 0.2%
Urban Outfitters, Inc. (a)	2,536	184,241

Apparel, Accessories & Luxury Goods - 0.5%
Lululemon Athletica, Inc. (a)	2,269	297,647
The accompanying notes are an integral part of these financial statements.

1

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
VF Corp.	11,698	$200,972
		498,619
Automobile Manufacturers - 2.7%
Ford Motor Co.	61,909	1,079,693
General Motors Co.	11,376	946,938
Rivian Automotive, Inc. - Class A (a)	21,724	354,101
		2,380,732
Automotive Parts & Equipment - 1.0%
Aptiv PLC (a)	4,949	336,235
Autoliv, Inc.	1,979	251,571
BorgWarner, Inc.	4,481	321,825
		909,631
Automotive Retail - 0.2%
CarMax, Inc. (a)	4,282	191,063

Broadline Retail - 5.8%
Amazon.com, Inc. (a)	15,707	4,250,943
eBay, Inc.	5,909	645,676
Etsy, Inc. (a)	4,088	277,657
		5,174,276
Casinos & Gaming - 0.3%
MGM Resorts International (a)	5,476	239,137

Computer & Electronics Retail - 0.5%
Best Buy Co., Inc.	6,360	495,762

Footwear - 0.7%
NIKE, Inc. - Class B	13,465	622,487

Homefurnishing Retail - 0.3%
Wayfair, Inc. - Class A (a)	4,378	316,354

Hotels, Resorts & Cruise Lines - 0.6%
Expedia Group, Inc.	2,273	513,221

Household Appliances - 0.2%
Whirlpool Corp.	3,327	144,458

Leisure Products - 0.3%
Hasbro, Inc.	3,160	272,297
Total Consumer Discretionary		11,942,278

The accompanying notes are an integral part of these financial statements.

2

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Consumer Staples - 3.5%
Brewers - 0.2%
Molson Coors Beverage Co. - Class B	5,136	$203,026

Consumer Staples Merchandise Retail - 0.9%
Target Corp.	6,288	799,016

Food Retail - 1.1%
Albertsons Cos., Inc. - Class A	17,744	276,984
Kroger Co.	7,263	451,395
Maplebear, Inc. (a)	6,524	259,655
		988,034
Packaged Foods & Meats - 1.3%
Conagra Brands, Inc.	13,334	177,076
General Mills, Inc.	9,204	311,187
Kraft Heinz Co.	16,307	391,531
Tyson Foods, Inc. - Class A	4,589	280,021
		1,159,815
Total Consumer Staples		3,149,891

Energy - 0.8%
Oil & Gas Equipment & Services - 0.8%
Halliburton Co.	11,815	459,013
NOV, Inc.	12,641	252,314
Total Energy		711,327

Financials - 5.1%
Consumer Finance - 1.5%
Ally Financial, Inc.	6,550	280,405
Capital One Financial Corp.	5,857	1,100,706
		1,381,111
Diversified Banks - 0.7%
Wells Fargo & Co.	8,320	645,133

Life & Health Insurance - 0.7%
Lincoln National Corp.	5,659	199,706
Prudential Financial, Inc.	3,896	392,094
		591,800
Property & Casualty Insurance - 0.6%
Allstate Corp.	2,640	544,078

Transaction & Payment Processing Services - 1.6%
Block, Inc. (a)	9,418	713,131
The accompanying notes are an integral part of these financial statements.

3

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
PayPal Holdings, Inc.	15,296	$684,496
		1,397,627
Total Financials		4,559,749

Health Care - 15.8%
Biotechnology - 0.6%
Biogen, Inc. (a)	2,713	531,748

Health Care Distributors - 0.5%
Cardinal Health, Inc.	2,256	443,981

Health Care Equipment - 2.6%
Baxter International, Inc.	18,740	351,937
Becton Dickinson & Co.	4,558	670,573
Medtronic PLC	13,703	1,011,419
Zimmer Biomet Holdings, Inc.	3,294	271,195
		2,305,124
Health Care Services - 3.1%
CVS Health Corp.	13,358	1,215,311
DaVita, Inc. (a)	1,743	338,769
Guardant Health, Inc. (a)	2,682	347,829
Labcorp Holdings, Inc.	1,686	438,461
Quest Diagnostics, Inc.	2,120	413,188
		2,753,558
Health Care Supplies - 0.2%
Align Technology, Inc. (a)	1,363	238,457

Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories, Inc. - Class A (a)	1,057	330,291
Illumina, Inc. (a)	3,279	534,346
IQVIA Holdings, Inc. (a)	2,722	495,976
Revvity, Inc.	2,412	252,174
		1,612,787
Managed Health Care - 1.7%
Centene Corp. (a)	9,996	595,761
Humana, Inc.	2,269	692,998
Molina Healthcare, Inc. (a)	1,528	265,261
		1,554,020
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	16,819	961,710
Elanco Animal Health, Inc. (a)	12,907	307,832
Jazz Pharmaceuticals PLC (a)	1,630	385,479
Merck & Co., Inc.	11,805	1,401,490
Pfizer, Inc.	47,623	1,246,770
The accompanying notes are an integral part of these financial statements.

4

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Viatris, Inc.	27,922	$454,012
		4,757,293
Total Health Care		14,196,968

Industrials - 15.2%
Aerospace & Defense - 5.0%
Boeing Co. (a)	4,603	1,063,983
General Dynamics Corp.	782	271,213
L3Harris Technologies, Inc.	2,075	653,999
Lockheed Martin Corp.	1,523	807,875
Moog, Inc. - Class A	848	305,255
Northrop Grumman Corp.	1,381	778,442
RTX Corp.	1,538	276,317
Textron, Inc.	3,234	296,752
		4,453,836
Agricultural & Farm Machinery - 0.3%
AGCO Corp.	2,128	238,932

Air Freight & Logistics - 1.3%
FedEx Corp.	2,772	1,141,371

Construction & Engineering - 0.5%
AECOM	3,847	266,866
Fluor Corp. (a)	3,664	167,665
		434,531
Construction Machinery & Heavy Transportation Equipment - 0.5%
Cummins, Inc.	454	293,570
Terex Corp.	3,196	185,943
		479,513
Data Processing & Outsourced Services - 0.2%
Genpact Ltd.	5,777	190,352

Industrial Conglomerates - 2.1%
3M Co.	4,361	667,800
Honeywell International, Inc.	4,978	1,184,067
		1,851,867
Industrial Machinery & Supplies & Components - 0.4%
Stanley Black & Decker, Inc.	4,724	375,180

Passenger Airlines - 2.5%
Alaska Air Group, Inc. (a)	4,972	228,812
American Airlines Group, Inc. (a)	24,043	351,990
Delta Air Lines, Inc.	7,411	611,259
The accompanying notes are an integral part of these financial statements.

5

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Southwest Airlines Co.	8,917	$382,985
United Airlines Holdings, Inc. (a)	5,694	653,671
		2,228,717
Passenger Ground Transportation - 0.9%
Lyft, Inc. - Class A (a)	17,103	241,323
Uber Technologies, Inc. (a)	8,642	608,397
		849,720
Research & Consulting Services - 1.5%
Booz Allen Hamilton Holding Corp.	4,171	330,260
CACI International, Inc. - Class A (a)	640	328,646
Jacobs Solutions, Inc.	2,776	332,731
Leidos Holdings, Inc.	2,952	377,266
		1,368,903
Total Industrials		13,612,922

Information Technology - 30.1% (b)
Application Software - 5.7%
Adobe, Inc. (a)	3,597	932,378
Atlassian Corp. - Class A (a)	3,258	350,593
Docusign, Inc. (a)	6,531	343,008
Dropbox, Inc. - Class A (a)	9,924	266,757
Nutanix, Inc. - Class A (a)	6,290	327,520
Pegasystems, Inc.	6,357	227,136
Salesforce, Inc.	6,616	1,264,318
Trimble, Inc. (a)	4,177	235,625
Unity Software, Inc. (a)	8,310	253,206
Workday, Inc. - Class A (a)	3,420	499,970
Zoom Communications, Inc. - Class A (a)	4,331	439,986
		5,140,497
Communications Equipment - 3.4%
Ciena Corp. (a)	391	226,870
Cisco Systems, Inc.	17,241	2,076,161
F5, Inc. (a)	1,043	399,938
Viavi Solutions, Inc. (a)	6,558	318,457
		3,021,426
Electronic Equipment & Instruments - 0.4%
Zebra Technologies Corp. - Class A (a)	1,480	360,572

Electronic Manufacturing Services - 0.5%
Jabil, Inc.	1,159	422,525

Internet Services & Infrastructure - 1.9%
Akamai Technologies, Inc. (a)	3,490	521,895
Fastly, Inc. - Class A (a)	6,408	113,838
The accompanying notes are an integral part of these financial statements.

6

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Okta, Inc. (a)	4,815	$593,545
Twilio, Inc. - Class A (a)	2,373	452,389
		1,681,667
IT Consulting & Other Services - 4.9%
Accenture PLC - Class A	6,218	1,163,201
Amdocs Ltd.	3,256	205,030
Cognizant Technology Solutions Corp. - Class A	10,134	565,021
EPAM Systems, Inc. (a)	1,818	186,272
Gartner, Inc. (a)	1,427	231,460
International Business Machines Corp.	6,727	2,003,301
		4,354,285
Semiconductors - 6.8%
Intel Corp. (a)	20,938	2,401,170
Micron Technology, Inc.	391	379,661
NXP Semiconductors NV	2,386	766,741
Qorvo, Inc. (a)	2,669	276,402
QUALCOMM, Inc.	7,869	1,975,276
Skyworks Solutions, Inc.	4,235	329,695
		6,128,945
Systems Software - 0.3%
UiPath, Inc. - Class A (a)	18,607	218,074

Technology Distributors - 0.4%
Arrow Electronics, Inc. (a)	1,699	364,656

Technology Hardware, Storage & Peripherals - 5.8%
Dell Technologies, Inc. - Class C	4,749	1,998,901
Hewlett Packard Enterprise Co.	18,841	810,917
HP, Inc.	21,832	590,337
NetApp, Inc.	4,293	748,227
Western Digital Corp.	2,038	1,082,606
		5,230,988
Total Information Technology		26,923,635

Materials - 1.5%
Commodity Chemicals - 0.5%
Dow, Inc.	11,753	396,664

Specialty Chemicals - 1.0%
DuPont de Nemours, Inc.	6,891	333,662
Eastman Chemical Co.	3,051	231,479
PPG Industries, Inc.	3,266	368,993
		934,134
Total Materials		1,330,798
The accompanying notes are an integral part of these financial statements.

7

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Real Estate - 0.3%
Real Estate Services - 0.3%
Jones Lang LaSalle, Inc. (a)	1,036	$292,473
TOTAL COMMON STOCKS (Cost $72,893,124)		89,198,908

CONTINGENT VALUE RIGHTS - 0.0% (c)
SYCAMORE PARTNERS LLC, Expires 08/28/2026 (a)(d)	14,719	—
TPG, Inc., Expires 04/08/2027 (a)(d)	3,194	—
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.55% (e)	333,992	333,992
TOTAL MONEY MARKET FUNDS (Cost $333,992)		333,992

TOTAL INVESTMENTS - 99.9% (Cost $73,227,116)		$89,532,900
Other Assets in Excess of Liabilities - 0.1%		86,649
TOTAL NET ASSETS - 100.0%		$89,619,549

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

8

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
COMMON STOCKS - 99.2%
Australia - 1.4%
Atlassian Corp. - Class A (a)	2,073	$223,075
Worley Ltd.	10,110	94,030
		317,105

Belgium - 0.4%
Solvay SA	2,589	78,153

Canada - 4.4%
Air Canada (a)	4,797	76,792
Bausch Health Cos., Inc. (a)	11,485	61,560
BlackBerry Ltd. (a)	10,606	95,086
Bombardier, Inc. - Class B (a)	654	147,527
Canadian Solar, Inc. (a)	2,801	53,191
Canadian Tire Corp. Ltd. - Class A	625	80,196
CGI, Inc.	2,103	146,866
Kinaxis, Inc. (a)	582	66,231
Lululemon Athletica, Inc. (a)	1,153	151,251
Open Text Corp.	4,149	98,912
		977,612

China - 1.7%
Lenovo Group Ltd.	124,612	381,616

Denmark - 2.2%
GN Store Nord AS (a)	3,656	56,063
Novo Nordisk AS	7,257	331,776
Pandora AS	972	91,167
		479,006

Finland - 1.3%
Nokia Oyj	20,520	298,942

France - 11.7%
Alstom SA (a)	6,767	135,286
Arkema SA	1,477	104,917
Capgemini SE	1,391	165,410
Cie de Saint-Gobain SA	2,232	203,742
Cie Generale des Etablissements Michelin SCA	4,122	151,497
Forvia SE (a)	5,707	75,852
Ipsen SA	627	114,526
L'Oreal SA	1,385	617,995
The accompanying notes are an integral part of these financial statements.

9

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Orange SA	11,795	$246,744
Renault SA	3,878	133,844
Sanofi SA	5,698	500,388
Teleperformance SE	995	73,162
Valeo SE	5,959	92,234
		2,615,597

Germany - 19.7%
adidas AG	1,193	231,826
BASF SE	5,707	338,290
Bayer AG	6,847	291,741
Bayerische Motoren Werke AG	3,142	273,982
Beiersdorf AG	1,587	128,057
Continental AG	1,988	165,470
Deutz AG	3,141	38,359
Evonik Industries AG	6,951	136,289
Fresenius Medical Care AG	2,848	123,542
HUGO BOSS AG	1,686	70,206
KION Group AG	1,957	100,094
LANXESS AG	2,762	53,156
Mercedes-Benz Group AG	5,784	352,097
Puma SE (a)	3,154	106,943
SAP SE	2,370	429,195
Siemens AG	1,909	600,751
Siemens Energy AG	2,182	415,459
Siemens Healthineers AG (b)	6,588	268,333
thyssenkrupp AG	9,551	130,843
TUI AG	7,880	64,982
Wacker Chemie AG (a)	694	80,382
		4,399,997

Ireland - 0.8%
Aptiv PLC (a)	2,517	171,005

Israel - 1.3%
Nice Ltd. (a)	1,103	97,840
SolarEdge Technologies, Inc. (a)	1,848	141,095
Wix.com Ltd. (a)	964	54,042
		292,977

Italy - 0.4%
Leonardo SpA	1,407	89,310

The accompanying notes are an integral part of these financial statements.

10

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Japan - 20.7%
Bridgestone Corp.	11,342	$245,192
Brother Industries Ltd.	3,909	92,114
Daiichi Sankyo Co. Ltd.	10,400	176,343
Eisai Co. Ltd.	3,563	89,128
FUJIFILM Holdings Corp.	11,684	243,709
Fujitsu Ltd.	12,443	263,134
Hitachi Ltd.	15,824	513,275
Honda Motor Co. Ltd.	29,774	271,540
Konica Minolta, Inc.	17,696	67,733
Lixil Corp.	4,900	51,887
Mazda Motor Corp.	9,600	69,228
Mitsui Chemicals, Inc.	5,888	80,650
NIDEC CORP (a)	8,400	147,256
Nikon Corp.	6,056	70,137
Nissan Motor Co. Ltd. (a)	49,341	122,930
NSK Ltd.	7,600	59,601
Omron Corp.	2,776	100,118
Panasonic Holdings Corp.	14,116	327,939
Sharp Corp. (a)	13,635	53,208
Shiseido Co. Ltd.	4,800	84,704
Sony Group Corp.	20,772	449,181
Sumitomo Pharma Co. Ltd. (a)	6,100	62,162
Takeda Pharmaceutical Co. Ltd.	9,842	316,274
Toyota Motor Corp.	30,866	589,548
Trend Micro, Inc.	2,100	79,245
		4,626,236

Jersey - 0.2%
Novocure Ltd. (a)	3,039	51,784

Netherlands - 7.0%
Airbus SE	2,030	425,492
Akzo Nobel NV	1,604	122,843
Arcadis NV	1,705	69,605
Koninklijke Philips NV	8,929	238,186
NXP Semiconductors NV	1,188	381,764
Randstad NV	2,983	91,646
Signify NV (b)	3,168	76,933
Stellantis NV (a)	20,780	166,392
		1,572,861

Norway - 0.6%
Yara International ASA	2,521	137,086
The accompanying notes are an integral part of these financial statements.

11

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
Spain - 0.4%
Grifols SA	8,315	$90,003

Sweden - 4.0%
Autoliv, Inc.	1,056	134,239
Securitas AB - Class B	6,086	101,641
Telefonaktiebolaget LM Ericsson - Class B	23,807	309,671
Volvo AB - Class B	9,883	348,411
		893,962

Switzerland - 8.8%
Adecco Group AG	3,730	79,183
Clariant AG	6,737	69,264
Logitech International SA	1,265	153,800
Novartis AG	4,665	704,158
Roche Holding AG	1,824	769,513
STMicroelectronics NV	1,566	107,677
Transocean Ltd. (a)	14,553	90,083
		1,973,678

United Kingdom - 11.5%
AstraZeneca PLC	2,955	549,247
Brightstar Lottery PLC	3,571	40,102
Capri Holdings Ltd. (a)	2,528	46,793
Clarivate PLC (a)	19,387	49,049
Convatec Group PLC (b)	24,142	65,739
GSK PLC	16,915	428,593
Johnson Matthey PLC	3,110	88,790
Marks & Spencer Group PLC	20,143	96,543
Pearson PLC	5,971	89,417
Serco Group PLC	20,012	71,148
Shell PLC	13,106	550,319
Smith & Nephew PLC	9,113	136,347
Standard Chartered PLC	10,147	272,410
WPP PLC	21,891	83,046
		2,567,543

United States - 0.7%
LyondellBasell Industries NV - Class A	2,222	148,096
TOTAL COMMON STOCKS (Cost $19,562,987)		22,162,569

The accompanying notes are an integral part of these financial statements.

12

SPARKLINE INTERNATIONAL INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.55% (c)	99,258	$99,258
TOTAL MONEY MARKET FUNDS (Cost $99,258)		99,258

TOTAL INVESTMENTS - 99.6% (Cost $19,662,245)		$22,261,827
Other Assets in Excess of Liabilities - 0.4%		91,300
TOTAL NET ASSETS - 100.0%		$22,353,127

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $411,005 or 1.8% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

13

SPARKLINE CAPITAL ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026

	Sparkline Intangible Value ETF	Sparkline International Intangible Value ETF
ASSETS:
Investments, at value (See Note 2)	$89,532,900	$22,261,827
Receivable for fund shares sold	426,760	1,000,887
Dividends receivable	109,002	59,963
Dividend tax reclaims receivable	—	42,534
Receivable for transaction fee	—	11
Total assets	90,068,662	23,365,222

LIABILITIES:
Payable for investments purchased	413,709	1,002,427
Payable to adviser (See Note 3)	35,404	9,668
Total liabilities	449,113	1,012,095
NET ASSETS	$89,619,549	$22,353,127

NET ASSETS CONSIST OF:
Paid-in capital	$75,402,923	$19,877,474
Total distributable earnings	14,216,626	2,475,653
Total net assets	$89,619,549	$22,353,127

Net assets	$89,619,549	$22,353,127
Shares issued and outstanding (unlimited shares authorized without par value)	2,100,000	670,000
Net asset value per share	$42.68	$33.36

COST:
Investments, at cost	$73,227,116	$19,662,245

The accompanying notes are an integral part of these financial statements.

SPARKLINE CAPITAL ETFs

STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2026

	Sparkline Intangible Value ETF	Sparkline International Intangible Value ETF
INVESTMENT INCOME:
Dividend income	$1,000,867	$510,403
Less: Issuance fees	(16)	(63)
Less: Dividend withholding taxes	(1,601)	(63,215)
Securities lending income (See Note 4)	5	—
Total investment income	999,255	447,125

EXPENSES:
Investment advisory fee (See Note 3)	305,912	85,102
Total expenses	305,912	85,102
NET INVESTMENT INCOME (LOSS)	693,343	362,023

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,515,880)	(318,603)
In-kind redemptions	9,282,627	1,066,235
Foreign currency transactions	—	(6,030)
Net realized gain (loss)	7,766,747	741,602

Net change in unrealized appreciation (depreciation) on:
Investments	12,847,124	1,619,683
Foreign currency translation	—	(151)
Net change in unrealized appreciation (depreciation)	12,847,124	1,619,532
Net realized and unrealized gain (loss)	20,613,871	2,361,134
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,307,214	$2,723,157

The accompanying notes are an integral part of these financial statements.

SPARKLINE CAPITAL ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Sparkline Intangible Value ETF		Sparkline International Intangible Value ETF
	Year ended May 31, 2026	Year ended May 31, 2025	Year ended May 31, 2026	Period ended May 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$693,343	$427,225	$362,023	$151,841
Net realized gain (loss)	7,766,747	3,502,970	741,602	23,165
Net change in unrealized appreciation (depreciation)	12,847,124	(36,475)	1,619,532	981,032
Net increase (decrease) in net assets from operations	21,307,214	3,893,720	2,723,157	1,156,038

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(710,960)	(335,499)	(268,001)	(34,291)
Total distributions to shareholders	(710,960)	(335,499)	(268,001)	(34,291)

CAPITAL TRANSACTIONS:
Shares sold	49,553,878	14,595,896	13,372,834	8,765,836
Shares redeemed	(19,969,565)	(14,209,053)	(3,098,716)	(267,251)
ETF transaction fees (See Note 1)	—	—	3,350	171
Net increase (decrease) in net assets from capital transactions	29,584,313	386,843	10,277,468	8,498,756

NET INCREASE (DECREASE) IN NET ASSETS	50,180,567	3,945,064	12,732,624	9,620,503

NET ASSETS:
Beginning of the period	39,438,982	35,493,918	9,620,503	—
End of the period	$89,619,549	$39,438,982	$22,353,127	$9,620,503

SHARES TRANSACTIONS
Shares sold	1,370,000	490,000	430,000	350,000
Shares redeemed	(550,000)	(480,000)	(100,000)	(10,000)
Total increase (decrease) in shares outstanding	820,000	10,000	330,000	340,000

(a) Inception date of the Fund was September 9, 2024.
The accompanying notes are an integral part of these financial statements.

SPARKLINE CAPITAL ETFs

FINANCIAL HIGHLIGHTS

Sparkline Intangible Value ETF

	Year ended May 31,				Period ended May 31, 2022(a)
	2026	2025	2024	2023
PER SHARE DATA:

Net asset value, beginning of period	$30.81	$27.95	$22.74	$22.51	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.41	0.35	0.33	0.28	0.21
Net realized and unrealized gain (loss) on investments(c)	11.88	2.79	5.18	0.12	(2.58)
Total from investment operations	12.29	3.14	5.51	0.40	(2.37)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.28)	(0.30)	(0.17)	(0.12)
Total distributions	(0.42)	(0.28)	(0.30)	(0.17)	(0.12)

Net asset value, end of period	$42.68	$30.81	$27.95	$22.74	$22.51

TOTAL RETURN(d)	40.21%	11.28%	24.37%	1.85%	-9.55%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$89,620	$39,439	$35,494	$22,512	$4,277
Ratio of expenses to average net assets(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(e)	1.13%	1.16%	1.30%	1.28%	0.93%
Portfolio turnover rate(d)(f)	43%	31%	35%	56%	49%

(a)	Inception date of the Fund was June 28, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

SPARKLINE CAPITAL ETFs

FINANCIAL HIGHLIGHTS (CONTINUED)

Sparkline International Intangible Value ETF

	Year ended May 31, 2026	Period ended May 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$28.30	$24.91

INVESTMENT OPERATIONS:
Net investment income(b)	0.72	0.68
Net realized and unrealized gain (loss) on investments(c)	4.88	2.92
Total from investment operations	5.60	3.60

LESS DISTRIBUTIONS FROM:
Net investment income	(0.55)	(0.21)
Total distributions	(0.55)	(0.21)

ETF transaction fees per share	0.01	0.00(d)
Net asset value, end of period	$33.36	$28.30

TOTAL RETURN(e)	20.07%	14.56%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,353	$9,621
Ratio of expenses to average net assets(f)	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(f)	2.34%	3.58%
Portfolio turnover rate(e)(g)	46%	32%

(a)	Inception date of the Fund was September 9, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026

NOTE 1 – ORGANIZATION

Sparkline Intangible Value ETF (“ITAN”) and Sparkline International Intangible Value ETF (“DTAN”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange	Diversification Classification
ITAN	June 28, 2021	10,000	NYSE Arca, Inc.	Diversified
DTAN	September 9, 2024	10,000	NYSE Arca, Inc.	Diversified

The investment objective for each Fund is to:

Fund	Investment Objective
ITAN	seek long-term capital appreciation.
DTAN	seek to achieve capital appreciation.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Funds may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a particular Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

The end of the reporting period for each Fund is May 31, 2026, and the period covered by these Notes to Financial Statements is from June 1, 2025 to May 31, 2026 (the “Current Fiscal Period”).

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the Current Fiscal Period end, the Funds did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
ITAN
Investments:
Common Stocks	$89,198,908	$—	$—	$89,198,908
Contingent Value Rights	—	—	0(b)	0(b)
Money Market Funds	333,992	—	—	333,992
Total Investments	$89,532,900	$—	$ 0(b)	$89,532,900

DTAN
Investments:
Common Stocks	$22,162,569	$—	$—	$22,162,569
Money Market Funds	99,258	—	—	99,258
Total Investments	$22,261,827	$—	$—	$22,261,827

(a) Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the Current Fiscal Period for the Fund.

(b) Amount is less than $0.50.

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the Current Fiscal Period, DTAN did not invest in any Level 3 investments and neither Fund recognized transfers to or from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

(losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Funds did not incur any interest or penalties.

D.Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if there are any, are paid by each Fund and are reflected in their Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Funds determine that it is more likely than not that the Funds will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis for the Funds and distributions to shareholders from net realized gains on securities normally are declared and paid

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the Current Fiscal Period, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
ITAN	$(8,997,335)	$8,997,335
DTAN	$(1,037,906)	$1,037,906

K.New Accounting Pronouncement: In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. The Funds did not pay any federal, state or local income taxes. The Funds paid dividend withholding taxes in certain jurisdictions during the period ended as of the date of this report. ITAN’s dividend withoholding taxes may be referenced in the Statement of Operations. DTAN’s cash paid for dividend withholding taxes, net of reclaims, was as follows:

Country	Dividend withholding taxes	Issuance fees	Total
Germany	$16,740	$—	$16,740

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

Country	Dividend withholding taxes	Issuance fees	Total
France	$12,635	$63	$12,698
Japan	9,561	—	9,561
Switzerland	7,351	—	7,351
Netherlands	5,045	—	5,045
Sweden	4,430	—	4,430
Others	7,453	—	7,453
	$63,215	$63	$63,278

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

ITAN	0.50%
DTAN	0.55%

Sparkline Capital LP (the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the Current Fiscal Period, ITAN had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. As of the end of the Current Fiscal Period, the Funds did not have any securities on loan.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net securities lending income earned on collateral investments and recognized by the applicable fund during the Current Fiscal Period was as follows:

ITAN	$5

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for each Fund, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
ITAN	$28,040,389	$26,773,620
DTAN	8,370,579	7,037,655

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Creations	Redemptions
ITAN	$48,007,621	$19,913,294
DTAN	12,019,067	3,036,215

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period for any of the respective Funds.

SPARKLINE CAPITAL ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2026

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the Current Fiscal Period ended, for each fund were as follows:

	ITAN	DTAN
Tax cost of Investments	$75,546,255	$19,857,356
Gross tax unrealized appreciation	20,171,017	3,462,232
Gross tax unrealized depreciation	(6,184,372)	(1,056,779)
Net tax unrealized appreciation (depreciation)	$13,986,645	$2,405,453
Undistributed ordinary income	229,981	204,093
Undistributed long-term gain	—	—
Total distributable earnings	229,981	204,093
Other accumulated gain (loss)	—	(133,893)
Total accumulated gain (loss)	$14,216,626	$2,475,653

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the Current Fiscal Period ended, the Funds did not defer any post-October capital or late-year losses.

For the Current Fiscal Period ended, each fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
ITAN	$—	$—
DTAN	$(130,633)	$(3,260)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the Current Fiscal Period and fiscal year ended May 31, 2025, were as follows:

	Fiscal Year Ended May 31, 2026	Fiscal Period Ended May 31, 2025(a)
	Ordinary Income
ITAN	$710,960	$335,499
DTAN	268,001	34,291
(a) Inception date of the Fund was September 9, 2024.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Sparkline Intangible Value ETF,
Sparkline International Intangible Value ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Sparkline Intangible Value ETF and Sparkline International Intangible Value ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of May 31, 2026, and with respect to Sparkline Intangible Value ETF, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the four years then ended, and with respect to Sparkline International Intangible Value ETF, the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for the year then ended and for the period September 9, 2024 (commencement of operations) through May 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2026, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

With respect to Sparkline Intangible Value ETF, the financial highlights for the period from June 28, 2021 (commencement of operations) to May 31, 2022 have been audited by other auditors, whose report dated July 29, 2022 expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian or by other appropriate auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
July 30, 2026

SPARKLINE CAPITAL ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the Current Fiscal Period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

ITAN	100.00%
DTAN	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period were as follows:

ITAN	100.00%
DTAN	43.88%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Current Fiscal Period were as follows:

ITAN	0.00%
DTAN	0.00%

FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the Current Fiscal Period. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
DTAN	$63,215	$0.094351	99.20%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on the date below to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the Funds (defined below), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the continuation of the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Funds, the Adviser, and the Sub-Adviser (defined below). The approval for each Fund that had commenced operations was for an additional one-year term.

Board Meeting Date	Sub-Adviser	Reporting Period
3/6/2026	Sparkline Capital, LP	12/31/2025

Funds
Sparkline Intangible Value ETF
Sparkline International Intangible Value ETF
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. In reaching the decision to approve the continuation of the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser to the Funds. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, and arranging service providers for the Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Funds, executing all Fund transactions, monitoring compliance with each Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio management personnel responsible for managing the Fund's assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.

Performance. The Board compared each Fund’s performance for the Reporting Period to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. It was noted that the Adviser and the Sub-Adviser have consistently managed each Fund’s portfolio in accordance with its stated investment objective and strategies.
Sparkline Intangible Value ETF — The Board noted that, for the one-year, two-year, three-year, and since inception periods, the Fund outperformed the average of its peer group.
Sparkline International Intangible Value ETF — The Board noted that, for the one-year and since inception periods, the Fund underperformed the funds in its peer group. The Board noted that the Fund’s Sub-Adviser employs a unique approach to incorporating the value of intangible assets into calculations of a company’s value, and none of the funds in the peer group employ a similar strategy. As a result, the Board believes that the returns of the peer group may be less useful in assessing the Fund’s performance. Additionally, the Fund has operated for less than two years, which is too short a time by which to judge the long-term prospects of the Fund’s strategy.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Adviser, respectively. The Board compared each Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
Sparkline Intangible Value ETF — The Board noted that the Fund’s management fee and net expense ratio are above the average for its peer group, but within the range of the fees and expenses for the peer group. The Board noted that the Fund’s Sub-Adviser employs a unique approach to incorporating the value of intangible assets into calculations of a company’s value, and none of the funds in the peer group employ a similar strategy. The Board noted that investors may place a premium on the Sub-Adviser’s unique approach.
Sparkline International Intangible Value ETF — The Board noted that the Fund’s net expense ratio is roughly in line with the average for its peer group. The Board considered the Sub-Adviser’s unique approach to incorporating the value of intangible assets into calculations of a company’s value, noting that none of the funds in the peer group employ a similar strategy and investors may place a premium on the Sub-Adviser’s unique approach. Additionally, the Board noted that errors in the data provided by the Trust’s independent consultant with respect to the management fees in the peer group do not enable a meaningful comparison of management fees for the Fund and its peer group.
The Board considered each Fund’s fee arrangement in which the Adviser is responsible for paying most of a Fund’s operating expenses out of its resources, noting that comparisons with a Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a strategy similar to that of the Funds. As it relates to the Sub-Adviser, the Board noted that the Sub-Adviser also does not manage any other accounts that follow a strategy similar to that of the Fund.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Funds. The Board reviewed the profit and loss information provided by the Adviser with respect to each Fund and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the same type of information provided by the Sub-Adviser. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to perform its obligations to the Funds under the Sub-Advisory Agreement for an additional annual period. The Board also reviewed the Sub-Adviser's costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of each Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by each Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with each Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Funds.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from each Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Funds and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Adviser or Sub-Adviser as each Fund’s assets increase, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given each Fund’s current level of assets.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreements for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Funds. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 3, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 3, 2026